Note 2 - Revenues - Revenues by Product 10K (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 222,462	$ 285,914	$ 757,790	$ 779,835	$ 1,007,198	$ 1,011,477
Trappsol Cyclo [Member]
Revenues		73,500	30,096	103,596	103,596	166,596
Trappsol HPB [Member]
Revenues	92,384	152,784	458,934	359,530	481,379	484,101
Trappsol Fine Chemical [Member]
Revenues	127,963	57,620	261,300	162,572	265,947	233,910
Aquaplex [Member]
Revenues			928	149,690	149,878	116,806
Product and Service, Other [Member]
Revenues	$ 2,115	$ 2,010	$ 6,532	$ 4,447	$ 6,398	$ 10,064